Accounts receivable, prepaids and other - Schedule of Accounts Receivable, Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Supplier advances	$ 10,533	$ 12,805
Prepaid expenses	8,639	4,062
Current portion of derivative instruments (Note 17)	481	5,009
Other receivables	7,838	6,935
Accounts receivable, prepaids and other	$ 27,491	$ 28,811